Investment Strategy	Mar. 02, 2026
Hennessy Cornerstone Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund may invest in any company whose securities are listed on a U.S. national securities exchange, including through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. The Fund invests in growth-oriented common stocks by utilizing a quantitative formula known as the Cornerstone Growth Strategy (the “Growth Strategy”). From the investable common stocks of public companies in the S&P Capital IQ Database with market capitalizations exceeding $175 million, the Growth Strategy identifies the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

•	Price-to-sales ratio below 1.5

The Growth Strategy uses price-to-sales as its value criterion because sales figures are more difficult for a company to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

•	Annual earnings that are higher than the previous year

The Growth Strategy considers improved earnings to be a key indicator of a company’s financial strength.

•	Positive stock price appreciation over the past three-month and six-month periods

The Growth Strategy considers stock price appreciation because it is often associated with positive fundamentals, such as strong growth or improving profitability.

The Fund purchases these 50 stocks weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Growth Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Growth Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

As of January 31, 2026, the average and median market capitalizations of the stocks held by the Fund were $33.8 billion and $6.6 billion, respectively.

Hennessy Focus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests in (i) domestic companies whose securities are listed on U.S. national securities exchanges, (ii) foreign companies listed on U.S. national securities exchanges, (iii) foreign companies through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges, and (iv) foreign companies traded on foreign exchanges. Investments consist primarily of common stocks. As a non-principal investment strategy, the Fund may also invest in securities such as preferred stocks, warrants, equity-like instruments, and debt instruments. The Fund invests without regard to market capitalization.

The Portfolio Managers implement the Fund’s strategy through a concentrated portfolio of approximately 25 companies that the Portfolio Managers believe are high-quality businesses with large growth opportunities, excellent management, low tail risk, and discount valuations. The Fund’s holdings are conviction-weighted with the top ten positions comprising approximately 60-80% of the Fund’s assets. Once a potential investment is identified, the Portfolio Managers attempt to purchase shares at a price they believe represents a discount to a conservative estimate of the company’s intrinsic value. Generally, the Portfolio Managers may sell a business for a variety of reasons, including (i) source of funds for what they believe is a superior investment idea, (ii) adverse change in their assessment of a business’s quality, growth, or management, (iii) valuation, or (iv) risk management at the company or portfolio level.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalents. If market conditions reduce the availability of securities with acceptable valuations, the Fund may hold larger than usual cash reserves for extended periods until securities with acceptable valuations become available.

Hennessy Cornerstone Mid Cap 30 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund may invest in any company whose securities are listed on a U.S. national securities exchange, but not through American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. Under normal circumstances, the Fund invests at least 80% of its net assets in mid-cap growth-oriented common stocks by utilizing a quantitative formula known as the Cornerstone Mid Cap 30 Formula (the “Mid Cap 30 Formula”). From the investable common stocks of public companies in the S&P Capital IQ Database with market capitalizations between $2 billion and $25 billion, the Mid Cap 30 Formula identifies the 30 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

•	Price-to-sales ratio below 1.5

The Mid Cap 30 Formula uses price-to-sales as its value criterion because sales figures are more difficult for a company to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

•	Annual earnings that are higher than the previous year

The Mid Cap 30 Formula considers improved earnings to be a key indicator of a company’s financial strength.

•	Positive stock price appreciation over the past three-month and six-month periods

The Mid Cap 30 Formula considers stock price appreciation because it is often associated with positive fundamentals, such as strong growth or improving profitability.

The Fund purchases these 30 stocks weighted equally by dollar amount, with 3.33% of the portfolio’s assets invested in each. Using the Mid Cap 30 Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the fall. Stocks meeting the Mid Cap 30 Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 3.33% weighting.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets in mid-cap growth-oriented common stocks by utilizing a quantitative formula known as the Cornerstone Mid Cap 30 Formula (the “Mid Cap 30 Formula”).
Hennessy Cornerstone Large Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund may invest in any company whose securities are listed on a U.S. national securities exchange, but not through American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. The Fund invests in growth-oriented common stocks of larger companies by utilizing a quantitative formula known as the Cornerstone Large Growth Formula (the “Large Growth Formula”). Beginning with the investable common stocks of public companies in the S&P Capital IQ Database, the Large Growth Formula identifies the 50 common stocks that meet the following criteria, in the specified order:

1)       Above-average market capitalization

2)       Price-to-cash flow ratio less than the median of the remaining securities

3)       Positive total capital

4)       Highest one-year return on total capital

The Fund purchases these 50 stocks weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Large Growth Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

Hennessy Cornerstone Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund may invest in any company whose securities are listed on a U.S. national securities exchange, including through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. The Fund invests in larger, dividend-paying common stocks by utilizing a quantitative formula known as the Cornerstone Value Strategy (the “Value Strategy”). From the investable common stocks of public companies in the S&P Capital IQ Database, the Value Strategy identifies the 50 common stocks with the highest dividend yield as of the date of purchase that also meet the following criteria:

•       Above-average market capitalization

•       Above-average number of shares outstanding

•       Twelve-month sales that are 50% greater than the average

•       Above-average cash flow

The Fund purchases these 50 stocks weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Value Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Value Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

As of January 31, 2026, the average and median market capitalizations of the stocks held by the Fund were $217.5 billion and $186.1 billion, respectively.

Hennessy Total Return Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests in the 10 highest dividend-yielding Dow Jones Industrial Average (“DJIA”) stocks (known as the “Dogs of the Dow”) and in U.S. Treasury securities with a maturity of less than one year.

The Fund invests approximately 50% of its assets in the 10 Dogs of the Dow stocks in roughly equal dollar amounts and approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year. The Fund then utilizes a borrowing strategy that allows the Fund’s performance to approximate what it would be if the Fund had an asset allocation of roughly 75% Dogs of the Dow stocks and 25% U.S. Treasury securities. The Fund typically borrows money by entering into reverse repurchase agreements secured by its portfolio of U.S. Treasury securities.

The total portfolio is divided into multiple sub-portfolios, each of which uses the Dogs of the Dow strategy. On various dates throughout the year, each of these sub-portfolios is reviewed. In a review, the Investment Manager determines the 10 highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund then purchases those stocks in approximately equal amounts for the sub-portfolio being reviewed. From time to time, the Fund also may purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year for the sub-portfolio being reviewed. On the next date, another sub-portfolio is reviewed in a similar manner.

Regardless of whether they remain in the DJIA or retain the characteristics of Dogs of the Dow Stocks, the Fund generally holds the stock investments within each sub-portfolio for one year, at which time the applicable sub-portfolio is up for another review. At the end of the one-year period, the Fund sells any stocks in the applicable sub-portfolio that are no longer Dogs of the Dow stocks and replaces them with stocks that are Dogs of the Dow stocks. Additionally, the Fund may sell a portion of the stocks that remain in the applicable sub-portfolio so that the rebalanced portion of the sub-portfolio adheres to the Fund’s asset allocation strategy.

Strategy Portfolio Concentration [Text]	The Fund invests approximately 50% of its assets in the 10 Dogs of the Dow stocks in roughly equal dollar amounts and approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year.
Hennessy Equity and Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund is designed as a balanced fund that seeks income and long-term capital appreciation with reduced volatility of returns. The Portfolio Managers’ approach places a focus on seeking downside protection. Under normal circumstances, the Fund will invest up to 70% of its assets in equity securities and its remaining assets in fixed income securities.

The Fund invests primarily in domestic companies whose securities are listed on U.S. national securities exchanges. The Fund may also invest in (i) foreign companies listed on U.S. national securities exchanges and (ii) foreign companies through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. Investments consist primarily of common stocks, asset-backed and mortgage-backed securities, and debt instruments. As a non-principal investment strategy, the Fund may also invest in preferred stocks, equity-like instruments, and high-yield bonds. The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities. The Fund invests without regard to market capitalization.

Equity Allocation

The equity Portfolio Managers utilize a fundamental, value-oriented investment approach, focusing on larger, high-quality companies with demonstrated market dominance, low business risk, and solid long-term growth prospects. In choosing which securities to purchase, the equity Portfolio Managers give consideration to companies that have shareholder-oriented management, with a history of alignment with shareholder interests through stock incentives, insider buying, and corporate stock buybacks. Many of the stocks held by the Fund are expected to pay dividends. Generally, the equity Portfolio Managers may choose to sell a position if it begins to have a significant negative effect on total portfolio value, if they believe it has reached an excessive valuation level, when the company’s fundamentals deteriorate, or when a more attractive candidate is identified through the screening process.

Fixed Income Allocation

The fixed income Portfolio Managers focus on higher quality, intermediate-term fixed income securities, but they may invest up to 10% of the Fund’s assets in high-yield bonds.

The fixed income Portfolio Managers continuously analyze and assess the variables that influence bond prices. They use this proprietary approach, which combines economic data and technical factors, to evaluate the probability of interest rate movements in order to manage the duration of the portfolio in an effort to mitigate downside risk and maximize total return. They purchase and sell securities in accordance with these principles to meet previously identified sector allocations, duration targets, and curve strategies for the fixed income allocation of the Fund.

As of January 31, 2026, the bonds and cash equivalents held in the fixed income allocation of the Fund had a dollar-weighted average effective maturity of 4.42 years.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest up to 70% of its assets in equity securities and its remaining assets in fixed income securities.
Hennessy Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests approximately 50% of its assets in roughly equal dollar amounts in the 10 highest dividend-yielding Dow Jones Industrial Average (“DJIA”) stocks (known as the “Dogs of the Dow”), but limits exposure to market risk and volatility by investing approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year.

The total portfolio is divided into multiple sub-portfolios, each of which uses the Dogs of the Dow strategy. On various dates throughout the year, each of these sub-portfolios is reviewed. During the review, the Investment Manager determines the 10 highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund then purchases those stocks in approximately equal amounts for the sub-portfolio being reviewed. From time to time, the Fund also may purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year for the sub-portfolio being reviewed. On the next date, another sub-portfolio is reviewed in a similar manner.

Regardless of whether they remain in the DJIA or retain the characteristics of Dogs of the Dow stocks, the Fund generally holds the stock investments within each sub-portfolio for one year, at which time the applicable sub-portfolio is up for another review. At the end of the one-year period, the Fund sells any stocks in the applicable sub-portfolio that are no longer Dogs of the Dow stocks and replaces them with stocks that are Dogs of the Dow stocks. Additionally, the Fund may sell a portion of the stocks that remain in the applicable sub-portfolio so that the rebalanced portion of the sub-portfolio adheres to the Fund’s asset allocation strategy.

Strategy Portfolio Concentration [Text]	The Fund invests approximately 50% of its assets in roughly equal dollar amounts in the 10 highest dividend-yielding Dow Jones Industrial Average (“DJIA”) stocks (known as the “Dogs of the Dow”), but limits exposure to market risk and volatility by investing approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year.
Hennessy Energy Transition Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests in companies whose securities are listed on U.S. national securities exchanges, including through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. Investments consist primarily of common stocks. The Fund may also invest up to 25% of its total assets in securities of energy-related master limited partnerships (“MLPs”). As a non-principal investment strategy, the Fund may also invest in securities such as preferred stocks, warrants, equity-like instruments, and debt instruments. With respect to up to 10% of its total assets, the Fund may invest in high-yield debt securities, preferred shares, and convertible securities. The Fund invests without regard to market capitalization.

Under normal circumstances, the Fund invests at least 80% of its net assets in companies operating in the United States across the full spectrum of the energy supply/demand value chain, including traditional upstream, midstream, and downstream energy companies, as well as renewable energy companies and energy end users.

The Portfolio Managers use a proprietary research and investment process that involves fundamental and quantitative analysis of various macroeconomic and commodity price and other factors to select the Fund’s investments and determine the weighting of each investment. The Portfolio Managers may sell all or a portion of a position of the Fund’s portfolio holding for a number of reasons, including (1) the issuer’s fundamentals deteriorating, (2) the parameters established for the security’s profits or losses being realized, or (3) the Fund requiring cash to meet redemption requests.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets in companies operating in the United States across the full spectrum of the energy supply/demand value chain, including traditional upstream, midstream, and downstream energy companies, as well as renewable energy companies and energy end users.
Hennessy Midstream Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests in companies whose securities are listed on U.S. national securities exchanges, including through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. Investments consist primarily of master limited partnerships (“MLPs”) and common stocks. As a non-principal investment strategy, the Fund may also invest in securities such as preferred stocks, warrants, equity-like instruments, and debt instruments. With respect to up to 10% of its total assets, the Fund may invest in high-yield debt securities, preferred shares, and convertible securities. The Fund invests without regard to market capitalization.

Under normal circumstances, the Fund invests at least 80% of its net assets in midstream energy infrastructure companies. An issuer is considered to be a midstream energy infrastructure company if it owns and operates assets used in energy logistics, including, without limitation, assets used in transporting, storing, gathering, processing, distributing, or marketing of natural gas, natural gas liquids, crude oil, refined products, coal, or electricity, or provides energy-related equipment and services.

In selecting investments for the Fund, the Portfolio Managers combine a top-down deductive reasoning approach with a detailed bottom-up analysis of individual companies that have exposure to the trends identified. The Portfolio Managers may sell all or a portion of a position of the Fund’s portfolio holding for a number of reasons, including (1) the issuer’s fundamentals deteriorating, (2) the parameters established for the security’s profits or losses being realized, or (3) the Fund requiring cash to meet redemption requests.

The Fund is non-diversified under the Investment Company Act and under Subchapter M of the Internal Revenue Code (the “Code”). Accordingly, the Fund typically invests a greater portion of its assets, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. In addition, as a “C” corporation, the Fund generally will be subject to U.S. federal income tax on its taxable income at the tax rate applicable to corporations (currently 21%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local income taxes by reason of its investments in equity securities of MLPs.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets in midstream energy infrastructure companies.
Hennessy Gas Utility Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund may invest in any company whose securities are listed on a U.S. national securities exchange, including through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. The Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index (the “AGA Stock Index”). The AGA Stock Index is maintained by the American Gas Association, a national trade association of natural gas distribution companies, and is licensed exclusively to the Investment Manager for use as an investment strategy. Calculated monthly, the AGA Stock Index consists of all member companies of the American Gas Association whose securities are traded on a U.S. stock exchange, which include natural gas distribution, gas pipeline, diversified gas, and combination gas and electric companies. The stocks included in the Fund are chosen solely on the basis of their inclusion in the AGA Stock Index.

Under normal circumstances, the Fund intends to invest at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations, and no attempt is made to actively manage the Fund’s portfolio by using economic, financial, or market analysis. The adverse financial situation of a company will not result in its elimination from the Fund’s portfolio unless the company is removed from the AGA Stock Index. The percentage of the Fund’s assets invested in the stock of a particular company is approximately the same as the percentage weighting of such company in the AGA Stock Index. The percentage weighting of each company in the AGA Stock Index is an amount equal to such company’s market capitalization multiplied by the percentage of such company’s assets devoted to natural gas distribution and transmission. The latter component of this calculation is used to recognize the natural gas distribution and transmission component of the company’s asset base.

There is no predetermined acceptable range of the difference between the total return of the AGA Stock Index and the total return of the Fund. Any difference is likely the result of various expenses incurred by the Fund, such as management fees, transaction costs, and other operating expenses, as well as subscription and redemption activity. On the other hand, the Fund does attempt to achieve a correlation of monthly returns with the AGA Stock Index of approximately 95% or better. A correlation of 100% would mean the total return of the Fund’s assets would increase and decrease at exactly the same rate as the total return of the AGA Stock Index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund intends to invest at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations, and no attempt is made to actively manage the Fund’s portfolio by using economic, financial, or market analysis.
Hennessy Japan Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of Japanese companies. The Fund considers a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan. Investments primarily include common stocks. As a non-principal investment strategy, the Fund may also invest in preferred stocks, warrants and other rights, securities convertible into or exchangeable for common stocks, such as convertible bonds and investments in Japan real estate investment trusts or other investment companies (including exchange-traded funds, referred to as ETFs) that invest in equity securities of Japanese companies. The Fund invests in companies regardless of market capitalization. As of January 31, 2026, the average market capitalization of the stocks held by the Fund was $62.40 billion.

While the Fund is considered a diversified mutual fund, it employs a relatively concentrated investment strategy and may hold securities of fewer issuers than other diversified funds.

Using in-depth analysis and on-site research, the Portfolio Managers focus on stocks with a potential “value gap” by screening for companies that they identify as having strong businesses and management, trading at attractive prices. The Portfolio Managers limit the portfolio to what they consider to be their best ideas and maintain a concentrated number of holdings. The Portfolio Managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed, that a company’s stock is fully valued by the market, or that the company is beginning to show deteriorating fundamentals. They also may sell an investment if it becomes, in their determination, too large of a position in the Fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of Japanese companies.
Hennessy Japan Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller Japanese companies, typically considered to be companies with market capitalizations in the bottom 20% of all publicly traded Japanese companies. As of December 31, 2025, the bottom 20% of publicly traded Japanese companies had market capitalizations below approximately 705.6 billion Japanese yen, or the equivalent of $4.6 billion. This market capitalization range will vary due to market conditions. The Fund considers a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan. Investments primarily include common stocks. As a non-principal investment strategy, the Fund may also invest in preferred stocks, warrants and other rights, securities convertible into or exchangeable for common stocks, such as convertible bonds, and investments in Japan real estate investment trusts or other investment companies (including exchange-traded funds, referred to as ETFs) that invest in equity securities of Japanese companies.

Using in-depth analysis and on-site research, the Portfolio Managers focus on stocks with a potential “value gap” by screening for small-cap companies that they identify as having strong businesses and management, trading at attractive prices. The portfolio is limited to what the Portfolio Managers consider to be their best ideas and is unconstrained by its benchmarks. The Portfolio Managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed, that a company’s stock is fully valued by the market, or that the company is beginning to show deteriorating fundamentals. They also may sell an investment if it becomes, in their determination, too large of a position in the Fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller Japanese companies, typically considered to be companies with market capitalizations in the bottom 20% of all publicly traded Japanese companies.
Hennessy Large Cap Financial Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests primarily in companies whose securities are listed on U.S. national securities exchanges, including through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. The Fund’s investments consist primarily of common stocks.

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of large-cap companies principally engaged in the business of providing financial services, including information technology companies that are primarily engaged in providing products or services to financial services companies. An issuer is considered principally engaged in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities. Financial services activities are activities primarily related to consumer and commercial banking, global payments, insurance, securities and investments, specialty finance, and real estate. Investments may include mortgage banking companies, discount brokerage companies, insurance companies, consumer finance companies, payment processing companies, savings and loan associations, savings banks, leasing companies, building and loan associations, cooperative banks, commercial banks, investment companies, other depository institutions, and real estate investment trusts. The Fund considers a large-cap company to be one that has a market capitalization of $3 billion or more, measured at the time of purchase.

When evaluating securities to purchase in the banking industry, the Portfolio Managers generally select companies that have low price-to-earnings and low price-to-book ratios relative to peers. When evaluating other financial service companies, the Portfolio Managers generally focus on companies using technology to develop and grow alternative delivery channels of traditional financial products. They view digital financial services as a long-term growth opportunity. The Portfolio Managers may choose to sell a security if they believe it has reached an excessive valuation level, when the company’s specific metrics or industry fundamentals deteriorate, or if the investment process identifies a potentially superior investment idea. They may also choose to sell a position when the company’s market capitalization drops below $3 billion.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of large-cap companies principally engaged in the business of providing financial services, including information technology companies that are primarily engaged in providing products or services to financial services companies.
Hennessy Small Cap Financial Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests primarily in companies whose securities are listed on U.S. national securities exchanges, including through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. The Fund’s investments consist primarily of common stocks.

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small-cap companies principally engaged in the business of providing financial services. An issuer is considered principally engaged in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities. Financial services activities are activities primarily related to consumer and commercial banking, global payments, insurance, securities and investments, specialty finance, and real estate. Investments may include mortgage banking companies, discount brokerage companies, insurance companies, consumer finance companies, savings and loan associations, savings banks, leasing companies, building and loan associations, cooperative banks, commercial banks, investment companies, other depository institutions, companies in the information technology industries that are primarily engaged in providing products or services to the types of companies listed above, and real estate investment trusts. The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.

When evaluating securities to purchase, the Portfolio Managers generally look for companies that have low price-to-earnings ratios and low price-to-book ratios relative to other financial services companies. The Portfolio Managers may choose to sell a security if they believe it has reached an excessive valuation level, when the company’s specific metrics or industry fundamentals deteriorate, or if the investment process identifies a potentially superior investment idea. They may also choose to sell a position when the company’s market capitalization rises above $3 billion.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small-cap companies principally engaged in the business of providing financial services.
Hennessy Technology Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests primarily in companies whose securities are listed on U.S. national securities exchanges, including through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges.

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that are principally engaged in the research, design, development, manufacturing, or distributing of products or services in the technology industry. Potential investments include, but are not limited to, the following sub-industries: IT consulting and other services, internet services and infrastructure, application software, systems software, communications equipment, technology hardware, storage and peripherals, electronic equipment and instruments, electronic components, electronic manufacturing services, technology distributors, semiconductor materials and equipment, semiconductors, interactive home entertainment, and interactive media and services.

From the investable common stocks of public companies in the S&P Capital IQ Database with market capitalizations exceeding $175 million, the portfolio management team identifies approximately 60 stocks (weighted equally by dollar amount) with the following attributes:

•       Sector-leading cash flows and profits

•       History of delivering returns in excess of cost of capital

•       Attractive relative valuation

•       Ability to generate cash

•       Attractive balance sheet risk profile

•       Prospects for sustainable profitability

The universe of stocks is re-screened and the portfolio is rebalanced at least quarterly.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that are principally engaged in the research, design, development, manufacturing, or distributing of products or services in the technology industry.
Hennessy Sustainable ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in exchange-traded equity securities of U.S. issuers that meet sustainability standards, as determined by the Portfolio Managers. The Portfolio Managers also screen on the basis of fundamental financial standards. The Fund primarily invests in large-capitalization issuers but may also invest in small- and medium-capitalization issuers. The Fund considers companies within the Russell 1000® Index and S&P 500® Index to be large-capitalization issuers.

In identifying investments for the Fund, the Portfolio Managers utilize three independent processes. First, the Portfolio Managers apply a rules-based sustainability methodology that seeks to identify the strong companies from each industry and sub-industry group in the universe of large-capitalization companies, medium-capitalization companies, or small-capitalization companies, as applicable. Companies that have exclusively or primarily engaged in weapons, tobacco, or fossil fuel extraction are excluded from consideration. The remaining universe is then quantitatively scored against industry group peers on up to 25 sustainability-related key performance indicators (“KPIs”) such as energy productivity, carbon intensity, water dependence, waste profile, and KPIs relating to governance, including capacity to innovate, unfunded pension fund liabilities, chief executive officer/average worker pay, safety performance, employee turnover, leadership diversity, percentage tax paid, and percent of bonus linked to sustainability performance. The securities deemed by the Portfolio Managers to be strong may be retained. This generally results in the Portfolio Managers retaining securities in the top 50%, but the Portfolio Managers have discretion to retain more than that. The Portfolio Managers utilize data feeds from third parties that the Portfolio Managers consider, in their sole discretion, as trustworthy or have the expertise in specific KPI areas. The current primary external data source is Corporate Knights Research, an affiliate of Stance Capital, LLC, but such firm or firms may change in the Portfolio Managers’ discretion. Corporate Knights Research is based in Toronto, and is a leading media firm in Canada focused on climate risk. For over 20 years, it has published an annual ranking of the most sustainable companies in the world. Its methodology is rules-based and forms the foundation of the Portfolio Managers’ approach to sustainability scoring. Second, the Portfolio Managers apply a machine-learning model that uses financial, risk, and other factors to identify companies that are most likely to outperform both in the absolute returns and in risk-adjusted returns over the next quarter. In the final process, the portfolio is optimized to minimize tail risk and maximize diversification. Tail risk is the risk that an investment’s return will move significantly beyond expectations (namely, more than three standard deviations from its mean). The Portfolio Managers target a maximum weighting of 3.5% of any single position upon rebalancing, but retain discretion to adjust this target percentage. The Portfolio Managers generally rebalance the portfolio quarterly.

Positions are sold quarterly if the Portfolio Managers decide they are no longer optimal in the portfolio. The Fund’s investment portfolio is generally composed of around 40 investment positions.

While investing in a particular sector is not a principal investment strategy of the Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. While the Fund does not place any restrictions on its level of sector concentration, it will limit its investments in industries within any particular sector to less than 25% of the Fund’s total assets. On each rebalancing date, investments within a particular sector will also be capped at up to twice the weight of the sector within the S&P 500® Index.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in exchange-traded equity securities of U.S. issuers that meet sustainability standards, as determined by the Portfolio Managers.